Earnings (Loss) Per Share - Schedule of Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss (numerator):
Net loss	$ (33,023)	$ (19,054)	$ (112,648)	$ (18,451)	$ (19,558)	$ (16,484)	$ (5,740)	$ (1,759)	$ (183,176)	$ (43,541)	$ (8,759)
Weighted-average shares (denominator):
Weighted-average number of shares of common stock-basic and diluted									144,369	75,261	13,880
Loss per common share:
Basic and diluted	$ (0.21)	$ (0.12)	$ (0.84)	$ (0.15)	$ (0.16)	$ (0.14)	$ (0.10)	$ (0.10)	$ (1.27)	$ (0.58)	$ (0.63)